Intangible Assets and Out-of-market Contracts - Schedule of Out-Of-Market Contracts Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Out-of-Market Contracts, Intangible Liabilities [Line Items]
Gross carrying amount	$ (167,233)	$ (182,139)	$ (218,392)
Accumulated amortization	31,805	42,331	37,752
Net out-of-market contracts	(135,428)	(139,808)	(180,640)
PPA contracts
Finite-Lived Out-of-Market Contracts, Intangible Liabilities [Line Items]
Gross carrying amount	(164,190)	(164,190)	(198,629)
Accumulated amortization	30,964	26,985	23,127
Net out-of-market contracts	(133,226)	(137,205)	(175,502)
REC contracts
Finite-Lived Out-of-Market Contracts, Intangible Liabilities [Line Items]
Gross carrying amount	(3,043)	(17,949)	(19,763)
Accumulated amortization	841	15,346	14,625
Net out-of-market contracts	$ (2,202)	$ (2,603)	$ (5,138)